1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

February 24, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Strategic Trust Post-Effective Amendment No. 120 to Registration Statement on Form N-1A (File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

Our client, Schwab Strategic Trust (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment (“PEA”) No. 120 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the 1933 Act and Amendment No. 122 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is made for the purpose of reflecting changes to the investment objectives and/or principal investment strategies of Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, Schwab U.S. Aggregate Bond ETF, Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF and Schwab Long-Term U.S. Treasury ETF (collectively, the “Funds”).

As counsel to the Trust, we hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this PEA No. 120 receive selective review from the Securities and Exchange Commission and its staff of the changes to the Trust’s Registration Statement disclosure contained herein because the additional disclosures set forth in this PEA No. 120 are “not substantially different” from the Funds’ disclosures that the Trust previously filed in PEA No. 114 and PEA No. 94 to the Trust’s Registration Statement on Form N-1A that were reviewed by the staff in July 2019 and February 2017, respectively, among other filings made by funds in the Schwab Fund complex.

The Trust undertakes to make an additional filing of the Registration Statement in order to respond to any comments you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the Registration Statement and file the appropriate exhibits.

No fee is required in connection with this filing. Please contact me at (202) 261-3304 with any questions or comments.

February 24, 2020 Page 2

Sincerely,
/s/ Stephen T. Cohen
Stephen T. Cohen